Commitments and Contingencies (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Total rent expense	$ 1,300	$ 1,000	$ 4,000	$ 3,000	$ 4,800	$ 3,400
Contractual Obligation, Fiscal Year Maturity [Abstract]
2020	2,100		2,100
2021	9,300		9,300		9,791
2022	12,000		12,000		4,193
2023	3,200		3,200		4,542
Contractual obligation for hosting services					18,869
Minority Owner Of Property Under Operating Lease [Member]
Related Party Transaction [Line Items]
Total rent expense	$ 300	$ 300	$ 800	$ 700	$ 1,300	$ 900